Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 748,158	¥ 707,591
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	433,783	445,312
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	313,996	311,890
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	3,435	4,591
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	27,877	27,657
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	17,287	17,135
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	58,148	69,350
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	113	135
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	3,244	3,780
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	6,775	6,357
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	2,908	4,417
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	71,898	51,701
Residential [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	28,450	34,449
Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	65,520	65,021
MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	62,151	48,128
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	76,831	62,980
Other [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	9,525
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		40,028	38,838
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		19,241	14,973
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		34,659	31,069
Nonaccrual [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 1,058

[1]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[2]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2019 and 2020 are nonaccrual TDRs as follows: ¥38,838 million and ¥40,028 million—Card; ¥14,973 million and ¥19,241 million—MUFG Americas Holdings; ¥31,069 million and ¥34,659 million—Krungsri; and nil and ¥1,058 million—Other, respectively.